Debt - Components of debt (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Jun. 24, 2020	Jan. 13, 2020	Dec. 31, 2019	Nov. 04, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Short term loan, net	$ 19,369			$ 16,061		$ 0
Long term debt				37,250		6,200
Total debt	43,509			37,250
Less current portion	19,827			20,880
Total long term debt	23,682			16,370
Short term loan
Debt Instruments [Abstract]
Short term loan, net	19,369			16,061
Line of credit, net
Debt Instruments [Abstract]
Long term debt	$ 5,048			4,819
Floor interest rate	3.25%
Bank of Montreal Prime | Short term loan
Debt Instruments [Abstract]
Basis spread on variable interest rate	8.05%
LIBOR | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate	2.50%
November 2019 Notes
Debt Instruments [Abstract]
Long term debt	$ 2,736			$ 2,769
Rate	10.00%			10.00%	10.00%
Senior Seller Notes
Debt Instruments [Abstract]
Long term debt	$ 9,993			$ 9,191		$ 0
Rate	10.00%			10.00%
Junior Seller Notes
Debt Instruments [Abstract]
Long term debt	$ 4,797			$ 4,410
Rate	10.00%			10.00%
ABG Notes
Debt Instruments [Abstract]
Long term debt	$ 674			$ 0
Rate	10.00%		10.00%
June 2020 Notes
Debt Instruments [Abstract]
Long term debt	$ 40			0
Rate	10.00%	10.00%
Halo PPP Loan
Debt Instruments [Abstract]
Long term debt	$ 431			0
Rate	1.00%
TruPet PPP Loan
Debt Instruments [Abstract]
Long term debt	$ 421			$ 0
Rate	0.98%